Segment Information - Segment Assets, Liabilities and Investments Accounted for by the Equity Method (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Property, plant and equipment	€ 22,725	€ 23,769	€ 32,228
Rights of use	7,579	4,982	6,939
Investments accounted for by the equity method	247	97
Financial assets and other non-current assets	7,347	7,270
Deferred tax assets	5,616	6,416	6,682
Other current financial assets	3,835	2,495
Non-current assets and disposal groups held for sale	358	15,413
Total allocated assets	109,213	105,051
Non-current financial liabilities	35,290	42,297
Non-current lease liabilities	6,391	4,039
Deferred tax liabilities	2,602	2,620	€ 2,908
Current financial liabilities	7,005	8,123
Current lease liabilities	1,679	1,255
Liabilities associated with non-current assets and disposal groups held for sale	134	4,791
VMED O2 UK Ltd
Disclosure of operating segments [line items]
Property, plant and equipment	46,258
Rights of use	1,058
Financial assets and other non-current assets	1,348
Deferred tax assets	115
Other current financial assets	214
Total allocated assets	52,333
Non-current financial liabilities	19,185
Non-current lease liabilities	885
Deferred tax liabilities	9
Current financial liabilities	2,841
Current lease liabilities	219
Total allocated liabilities	28,198
Telefónica Spain
Disclosure of operating segments [line items]
Deferred tax assets	348	30
Other companies
Disclosure of operating segments [line items]
Property, plant and equipment	1,667	1,587
Rights of use	99	135
Investments accounted for by the equity method	253	100
Financial assets and other non-current assets	7,428	7,455
Deferred tax assets	1,671	2,762
Other current financial assets	8,379	10,093
Non-current assets and disposal groups held for sale	256	2,329
Total allocated assets	29,544	30,030
Non-current financial liabilities	31,288	38,068
Non-current lease liabilities	55	108
Deferred tax liabilities	558	729
Current financial liabilities	9,669	9,846
Current lease liabilities	14	27
Liabilities associated with non-current assets and disposal groups held for sale	134	1,087
Total allocated liabilities	45,129	53,028
Operating segments | Telefónica Spain
Disclosure of operating segments [line items]
Property, plant and equipment	14,499	14,604
Rights of use	1,433	1,332
Investments accounted for by the equity method	263	266
Financial assets and other non-current assets	549	330
Deferred tax assets	2,345	2,212
Other current financial assets	40	35
Non-current assets and disposal groups held for sale	0	0
Total allocated assets	24,971	24,098
Non-current financial liabilities	2,140	758
Non-current lease liabilities	1,082	1,074
Deferred tax liabilities	119	141
Current financial liabilities	1,019	852
Current lease liabilities	378	291
Liabilities associated with non-current assets and disposal groups held for sale	0	0
Total allocated liabilities	17,042	16,360
Operating segments | Telefónica United Kingdom
Disclosure of operating segments [line items]
Property, plant and equipment	0	0
Rights of use	0	0
Investments accounted for by the equity method	0	0
Financial assets and other non-current assets	0	0
Deferred tax assets	0	0
Other current financial assets	0	0
Non-current assets and disposal groups held for sale	0	13,264
Total allocated assets	0	13,264
Non-current financial liabilities	0	0
Non-current lease liabilities	0	0
Deferred tax liabilities	0	0
Current financial liabilities	0	0
Current lease liabilities	0	0
Liabilities associated with non-current assets and disposal groups held for sale	0	4,897
Total allocated liabilities	0	4,897
Operating segments | VMED O2 UK Ltd
Disclosure of operating segments [line items]
Property, plant and equipment	0
Rights of use	0
Investments accounted for by the equity method	12,129
Financial assets and other non-current assets	0
Deferred tax assets	0
Other current financial assets	0
Non-current assets and disposal groups held for sale	0
Total allocated assets	12,129
Non-current financial liabilities	0
Non-current lease liabilities	0
Deferred tax liabilities	0
Current financial liabilities	0
Current lease liabilities	0
Liabilities associated with non-current assets and disposal groups held for sale	0
Total allocated liabilities	0
Operating segments | Telefónica Germany
Disclosure of operating segments [line items]
Property, plant and equipment	12,124	13,005
Rights of use	3,349	2,852
Investments accounted for by the equity method	0	2
Financial assets and other non-current assets	883	647
Deferred tax assets	433	473
Other current financial assets	70	67
Non-current assets and disposal groups held for sale	0	0
Total allocated assets	19,953	20,266
Non-current financial liabilities	1,627	1,577
Non-current lease liabilities	2,781	2,326
Deferred tax liabilities	291	405
Current financial liabilities	89	715
Current lease liabilities	548	514
Liabilities associated with non-current assets and disposal groups held for sale	0	0
Total allocated liabilities	10,819	10,903
Operating segments | Telefónica Brazil
Disclosure of operating segments [line items]
Property, plant and equipment	15,056	14,408
Rights of use	1,701	1,677
Investments accounted for by the equity method	0	1
Financial assets and other non-current assets	888	700
Deferred tax assets	454	248
Other current financial assets	56	30
Non-current assets and disposal groups held for sale	0	0
Total allocated assets	21,461	20,023
Non-current financial liabilities	11	167
Non-current lease liabilities	1,317	1,342
Deferred tax liabilities	1,040	864
Current financial liabilities	199	224
Current lease liabilities	460	297
Liabilities associated with non-current assets and disposal groups held for sale	0	0
Total allocated liabilities	7,600	6,252
Operating segments | Telefónica Hispam
Disclosure of operating segments [line items]
Property, plant and equipment	7,637	8,692
Rights of use	1,064	1,117
Investments accounted for by the equity method	128	58
Financial assets and other non-current assets	1,001	773
Deferred tax assets	713	721
Other current financial assets	838	90
Non-current assets and disposal groups held for sale	102	30
Total allocated assets	15,628	14,973
Non-current financial liabilities	2,778	6,149
Non-current lease liabilities	1,192	1,095
Deferred tax liabilities	594	481
Current financial liabilities	4,620	1,157
Current lease liabilities	295	365
Liabilities associated with non-current assets and disposal groups held for sale	0	0
Total allocated liabilities	14,306	12,960
Eliminations
Disclosure of operating segments [line items]
Property, plant and equipment	(14)	5
Rights of use	(67)	(2,131)
Investments accounted for by the equity method	0	0
Financial assets and other non-current assets	(3,402)	(2,635)
Deferred tax assets	0	0
Other current financial assets	(5,548)	(7,820)
Non-current assets and disposal groups held for sale	0	(210)
Total allocated assets	(14,473)	(17,603)
Non-current financial liabilities	(2,554)	(4,422)
Non-current lease liabilities	(36)	(1,906)
Deferred tax liabilities	0	0
Current financial liabilities	(8,591)	(4,671)
Current lease liabilities	(16)	(239)
Liabilities associated with non-current assets and disposal groups held for sale	0	(1,193)
Total allocated liabilities	(14,367)	(17,609)
Telefonica, S.A.
Disclosure of operating segments [line items]
Property, plant and equipment	50,969	52,301
Rights of use	7,579	4,982
Investments accounted for by the equity method	12,773	427
Financial assets and other non-current assets	7,347	7,270
Deferred tax assets	5,616	6,416
Other current financial assets	3,835	2,495
Non-current assets and disposal groups held for sale	358	15,413
Total allocated assets	109,213	105,051
Non-current financial liabilities	35,290	42,297
Non-current lease liabilities	6,391	4,039
Deferred tax liabilities	2,602	2,620
Current financial liabilities	7,005	8,123
Current lease liabilities	1,679	1,255
Liabilities associated with non-current assets and disposal groups held for sale	134	4,791
Total allocated liabilities	€ 80,529	€ 86,791